SHARE-BASED PAYMENTS - Instruments Outstanding (Details) $ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 shares $ / shares
Disclosure of classes of share capital [line items]
Issued on vesting of restricted share units | $	$ 0.0		$ 0.0
Mark-to-market gain/(loss) on deferred share units | $	(10.9)		(3.3)
Issued on vesting of restricted share units (Note 30) | $	0.0		0.0
Mark-To-Market Gain (Loss) On Deferred Share Units | $	$ 10.9		3.3
Restricted Share Units (RSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,494,000		2,448,000
Granted (in shares)	1,229,957	1,229,957
Weighted average fair value at measurement date, other equity instruments granted | $		$ 4.96
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,099,890	1,099,890
Issued on vesting of restricted share units | $	$ 3.4		$ 3.4
Number of other equity instruments canceled in share-based payment arrangement (in shares)			83,535
Granted (in shares)	1,229,957	1,229,957
Weighted average fair value at measurement date, other equity instruments granted | $		$ 4.96
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,099,890	1,099,890
Issued on vesting of restricted share units (Note 30) | $	$ 3.4		$ 3.4
Number of other equity instruments canceled in share-based payment arrangement (in shares)			83,535
Deferred Share Units (DSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		4,751,000		4,881,000
Granted (in shares)	222,973	222,973
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	353,080	353,080
Expense from share-based payment transactions with employees | $		$ 1,100,000
Shares in hedging arrangement (in shares)		4,200,000
Value of hedged shares (in CAD per share) | $ / shares		$ 7.26
Mark-to-market gain/(loss) on deferred share units | $	$ (7.6)
Mark-to-market gain on DSU, hedge | $	$ 0.5
Granted (in shares)	222,973	222,973
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	353,080	353,080
Expense from share-based payment transactions with employees | $		$ 1,100,000
Shares in hedging arrangement (in shares)		4,200,000
Value of hedged shares (in CAD per share) | $ / shares		$ 7.26
Mark-To-Market Gain (Loss) On Deferred Share Units | $	$ 7.6
Mark-to-market gain on DSU, hedge | $	$ 0.5
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,119,000		2,274,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 10.87
Granted (in shares)	1,110,446	1,110,446
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,182,980	1,182,980
Number of other equity instruments canceled in share-based payment arrangement (in shares)	82,392	82,392
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 10.87
Granted (in shares)	1,110,446	1,110,446
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,182,980	1,182,980
Number of other equity instruments canceled in share-based payment arrangement (in shares)	82,392	82,392
Employee stock option
Disclosure of classes of share capital [line items]
Number of share options outstanding (in shares)		256,000		1,286,000
Number of shares authorised (in shares)		24,900,000		24,900,000
Number of shape options exercisable (in shares)		256,348		1,286,448
Number of share options granted in share-based payment arrangement (in shares)	0	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 7.12
Number of share options expired in share-based payment arrangement (in shares)	863,336	863,336
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares		$ 5.30		$ 7.98
Number of share options exercised in share-based payment arrangement	166,764	166,764
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 7.12
Number of shape options exercisable (in shares)		256,348		1,286,448
Number of share options granted in share-based payment arrangement (in shares)	0	0
Number of share options expired in share-based payment arrangement (in shares)	863,336	863,336
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares		$ 5.30		$ 7.98
Number of share options exercised in share-based payment arrangement	166,764	166,764